Other reserves - Schedule of Revaluation Reserve in Respect of Debt Securities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
Change in fair value	£ (53)	£ (40)	£ (133)
Deferred tax	16	46	54
Current tax	1	1	8
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	0	0	0
Income statement transfers in respect of disposals (note 9)	(7)	(122)	(92)
Impairment recognised in the income statement	(431)	(303)	(1,522)
Debt securities: | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of debt securities [Line Items]
At 1 January	(67)	50	207
Change in fair value	(53)	(40)	(133)
Deferred tax	14	11	31
Current tax	1	1	8
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	(38)	(28)	(94)
Income statement transfers in respect of disposals (note 9)	(7)	(122)	(92)
Deferred tax	2	35	23
Net Income statement transfers	(5)	(87)	(69)
Impairment recognised in the income statement	(3)	(2)	6
At 31 December	£ (113)	£ (67)	£ 50